Securities - Securities with Unrealized Losses Aggregated by Investment Category and Time with Unrealized Loss Position (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	$ 2,503	$ 1,812
Less than 12 months, unrealized losses	14	29
More than 12 months, fair value	477,933	501,940
More than 12 months, unrealized losses	65,652	69,626
Total, fair value	480,436	503,752
Total, unrealized losses	65,666	69,655
U.S. Treasury Notes and Bonds [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
More than 12 months, fair value	79,311	80,194
More than 12 months, unrealized losses	10,801	10,151
Total, fair value	79,311	80,194
Total, unrealized losses	10,801	10,151
State and Municipal [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	557
Less than 12 months, unrealized losses	0	6
More than 12 months, fair value	229,255	234,125
More than 12 months, unrealized losses	31,611	35,230
Total, fair value	229,255	234,682
Total, unrealized losses	31,611	35,236
Mortgage-backed [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	2,503	1,255
Less than 12 months, unrealized losses	14	23
More than 12 months, fair value	159,321	176,400
More than 12 months, unrealized losses	22,986	23,882
Total, fair value	161,824	177,655
Total, unrealized losses	23,000	23,905
Corporate [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
More than 12 months, fair value	205	204
More than 12 months, unrealized losses	45	46
Total, fair value	205	204
Total, unrealized losses	45	46
Asset-backed Securities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
More than 12 months, fair value	9,841	11,017
More than 12 months, unrealized losses	209	317
Total, fair value	9,841	11,017
Total, unrealized losses	$ 209	$ 317